Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive “Compensation Actually Paid” to our principal executive officer (“PEO”) and our other named executive officers (“NEOs”), as calculated in accordance with Item 402(v) of Regulation S-K, and certain financial performance measures. For a discussion of our compensation philosophy, how our Compensation Committee assessed “pay-for-performance,” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives, as well as stockholder value creation each year, see the section titled “Compensation Discussion and Analysis” on page 18.

Pay Versus Performance Table

Fiscal Year(1)	Summary Compensation Table Total for PEO Kim, Youngjoon	Compensation Actually Paid to PEO Kim, Youngjoon(2)(3)	Summary Compensation Table Total for PEO Martino, Camillo	Compensation Actually Paid to PEO Martino, Camillo(2)(3)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs(4)(5)	MX Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)	Net Income ($)(8)	Gross Profit Margin(9)
2025	$3,509,979	$1,148,257	$930,185	$776,439	$795,118	$406,144	$27.16	$288.34	$(29,724,000)	17.6%
2024	$3,074,295	$1,263,203	$0	$0	$1,269,988	$692,260	$42.81	$201.00	$(54,308,000)	22.4%
2023	$5,911,543	$3,073,819	$0	$0	$1,268,903	$812,131	$79.87	$167.00	$(36,622,000)	22.4%

(1)
The Company had two PEOs during fiscal 2025: Mr. Camillo Martino (Interim CEO) and Mr. Young-Joon Kim (“YJ Kim”)(Former CEO). Mr. YJ Kim was the sole PEO during fiscal 2024 and 2023. The Company’s other NEOs for the applicable years were as follows:

– 2025: Shinyoung Park, Seunghoon Lee, Theodore Kim

– 2024: Shinyoung Park, Theodore Kim

– 2023: Shinyoung Park, Theodore Kim, Woung Moo Lee, Chan Ho Park

(2)
The amounts reported represent the “Compensation Actually Paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. The valuation assumptions used to calculate fair values were updated for the applicable fiscal year, and the assumptions for the applicable fiscal year are set forth in the notes to the financial statements in our annual on Form 10-K for the applicable fiscal year.
(3)
In accordance with Item 402(v) of Regulation S-K, the table below describes the adjustments that were made to the 2025 amounts reported for our PEO in the “Total” column of the Summary Compensation Table to calculate the “Compensation Actually Paid”. No dividends or other earnings were paid on stock or option awards in the covered fiscal year. For information on the calculation of “compensation actually paid” for 2025, 2024, and 2023 please see the “Pay Versus Performance” disclosure in our 2025 definitive proxy statement which was filed with the SEC on April 29, 2025.

PEO: Martino, Camillo
Fiscal Year	2025
SCT Total	$930,185
- Change in Pension Value in SCT	$—
+ Pension Service Cost	$—
+ Above-Market Non-Qualified Deferred Compensation	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(551,100)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$404,764
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(7,410)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Compensation Actually Paid	$776,439

PEO: Kim, Youngjoon
Fiscal Year	2025
SCT Total	$3,509,979
- Change in Pension Value in SCT	$(8,053)
+ Pension Service Cost	$—
+ Above-Market Non-Qualified Deferred Compensation	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,779,033)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$14,346
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(263,693)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$85,602
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(74,031)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(336,860)
Compensation Actually Paid	$1,148,257

Equity Award Valuations: Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)
The amounts reported represent the average “Compensation Actually Paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. The valuation assumptions used to calculate fair values were updated for the applicable fiscal year and the assumptions for the applicable fiscal year are set forth in the notes to the financial statements in our annual on Form 10-K for the applicable fiscal year.
(5)
In accordance with Item 402(v) of Regulation S-K, the table below describes the adjustments that were made to the 2025 average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) to calculate the “Compensation Actually Paid”. No dividends or other earnings were paid on stock or option awards in the covered fiscal year. For information on the calculation of “compensation actually paid” for 2025, 2024, and 2023 please see the “Pay Versus Performance” disclosure in our 2025 definitive proxy statement which was filed with the SEC on April 29, 2025.

NEO
Fiscal Year	2025
SCT Total	$795,118
- Change in Pension Value in SCT	$(20,875)
+ Pension Service Cost	$—
+ Above-Market Non-Qualified Deferred Compensation	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(325,301)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$81,930
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(72,729)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$39,938
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(41,210)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(50,726)
Compensation Actually Paid	$406,144

Equity Award Valuations: Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(6)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the performance period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the performance period by our company’s share price at the beginning of the performance period. No dividends were paid on stock or option awards in 2025, 2024 or 2023.
(7)
The TSR peer group consists of the Philadelphia Semiconductor Index, an independently prepared index composed of the 30 largest U.S. companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.
(8)
Among various factors that can affect the Company’s net income year-over-year, a substantial portion of non-cash translation gain or loss recorded in the Company’s net income is associated with the intercompany long-term loans, which is denominated in U.S. dollars, to the Company’s Korean subsidiary (using Korean Won as its functional currency) by the Dutch Subsidiary. As of December 31, 2025, 2024 and 2023, the outstanding intercompany long-term loan balance including accrued interest was $75.1 million, $257.7 million and $285.1 million, respectively. Due to the foreign currency fluctuations year-over-year, it can be difficult to detect underlying trends in net income as a result of the Company’s business and results of operations.
(9)
As noted in the section titled “Compensation Discussion and Analysis,” for 2025, the Compensation Committee determined that gross profit as a percentage of revenue (“Gross Profit Margin”) continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the 2025 long term incentive program.

Company Selected Measure Name	Gross Profit Margin
Named Executive Officers, Footnote
(1)
The Company had two PEOs during fiscal 2025: Mr. Camillo Martino (Interim CEO) and Mr. Young-Joon Kim (“YJ Kim”)(Former CEO). Mr. YJ Kim was the sole PEO during fiscal 2024 and 2023. The Company’s other NEOs for the applicable years were as follows:

– 2025: Shinyoung Park, Seunghoon Lee, Theodore Kim

– 2024: Shinyoung Park, Theodore Kim

– 2023: Shinyoung Park, Theodore Kim, Woung Moo Lee, Chan Ho Park

Peer Group Issuers, Footnote
(7)
The TSR peer group consists of the Philadelphia Semiconductor Index, an independently prepared index composed of the 30 largest U.S. companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.

Adjustment To PEO Compensation, Footnote
(3)
In accordance with Item 402(v) of Regulation S-K, the table below describes the adjustments that were made to the 2025 amounts reported for our PEO in the “Total” column of the Summary Compensation Table to calculate the “Compensation Actually Paid”. No dividends or other earnings were paid on stock or option awards in the covered fiscal year. For information on the calculation of “compensation actually paid” for 2025, 2024, and 2023 please see the “Pay Versus Performance” disclosure in our 2025 definitive proxy statement which was filed with the SEC on April 29, 2025.

PEO: Martino, Camillo
Fiscal Year	2025
SCT Total	$930,185
- Change in Pension Value in SCT	$—
+ Pension Service Cost	$—
+ Above-Market Non-Qualified Deferred Compensation	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(551,100)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$404,764
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(7,410)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Compensation Actually Paid	$776,439

PEO: Kim, Youngjoon
Fiscal Year	2025
SCT Total	$3,509,979
- Change in Pension Value in SCT	$(8,053)
+ Pension Service Cost	$—
+ Above-Market Non-Qualified Deferred Compensation	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,779,033)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$14,346
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(263,693)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$85,602
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(74,031)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(336,860)
Compensation Actually Paid	$1,148,257

Adjustment to Non-PEO NEO Compensation Footnote
(5)
In accordance with Item 402(v) of Regulation S-K, the table below describes the adjustments that were made to the 2025 average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) to calculate the “Compensation Actually Paid”. No dividends or other earnings were paid on stock or option awards in the covered fiscal year. For information on the calculation of “compensation actually paid” for 2025, 2024, and 2023 please see the “Pay Versus Performance” disclosure in our 2025 definitive proxy statement which was filed with the SEC on April 29, 2025.

NEO
Fiscal Year	2025
SCT Total	$795,118
- Change in Pension Value in SCT	$(20,875)
+ Pension Service Cost	$—
+ Above-Market Non-Qualified Deferred Compensation	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(325,301)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$81,930
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(72,729)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$39,938
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(41,210)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(50,726)
Compensation Actually Paid	$406,144

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Pay and Performance

“Compensation Actually Paid”, as calculated in accordance with Item 402(v) of Regulation S-K, reflects adjusted values to unvested and vested equity awards during the years shown in the Pay Versus Performance Table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. “Compensation Actually Paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.

The following graphs show the relationship between “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2025, 2024 and 2023 and (1) TSR of both our Common Stock and the Philadelphia Semiconductor Index, (2) our Net Income, and (3) our Gross Profit Margin.

Compensation Actually Paid vs. Net Income

Relationship Between Pay and Performance

“Compensation Actually Paid”, as calculated in accordance with Item 402(v) of Regulation S-K, reflects adjusted values to unvested and vested equity awards during the years shown in the Pay Versus Performance Table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. “Compensation Actually Paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.

	The following graphs show the relationship between “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2025, 2024 and 2023 and (1) TSR of both our Common Stock and the Philadelphia Semiconductor Index, (2) our Net Income, and (3) our Gross Profit Margin
Compensation Actually Paid vs. Company Selected Measure

Relationship Between Pay and Performance

“Compensation Actually Paid”, as calculated in accordance with Item 402(v) of Regulation S-K, reflects adjusted values to unvested and vested equity awards during the years shown in the Pay Versus Performance Table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. “Compensation Actually Paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.

The following graphs show the relationship between “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2025, 2024 and 2023 and (1) TSR of both our Common Stock and the Philadelphia Semiconductor Index, (2) our Net Income, and (3) our Gross Profit Margin.

Total Shareholder Return Vs Peer Group

Relationship Between Pay and Performance

“Compensation Actually Paid”, as calculated in accordance with Item 402(v) of Regulation S-K, reflects adjusted values to unvested and vested equity awards during the years shown in the Pay Versus Performance Table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. “Compensation Actually Paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.

The following graphs show the relationship between “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2025, 2024 and 2023 and (1) TSR of both our Common Stock and the Philadelphia Semiconductor Index, (2) our Net Income, and (3) our Gross Profit Margin.

Tabular List, Table

Tabular List of Financial Performance Measures

The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2025, for a discussion of the methodology used to calculate relative total shareholder return, please see the discussion of Long-Term Equity Incentives contained in our Compensation Discussion and Analysis:

•
Adjusted EBITDA
•
Gross Profit Margin
•
Revenue
•
Relative Total Shareholder Return
•
Stock Price

Additional 402(v) Disclosure

We believe the “Compensation Actually Paid” in each of the years reported above and over the four-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily as a result of variable compensation being tied to the performance of our stock and pre-established performance goals and/or criteria under our short-term incentive program and our performance-vesting equity awards. For further details on the terms of our short-term incentive program and our performance-vesting equity awards, see the section titled “Compensation Discussion and Analysis” on page 18.

Payments of Dividends Common Stock	$ 0	$ 0	$ 0
Intercompany long-term loan balance including accrued interest	$ 75,100,000	257,700,000	285,100,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Profit Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Stock Price
Camillo Martino
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 930,185	0	0
PEO Actually Paid Compensation Amount	$ 776,439	0	0
PEO Name	Camillo Martino
Young-Joon Kim
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,509,979	3,074,295	5,911,543
PEO Actually Paid Compensation Amount	$ 1,148,257	1,263,203	3,073,819
PEO Name	Young-Joon Kim
Other Non-Peo NEOs
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 795,118	1,269,988	1,268,903
Non-PEO NEO Average Compensation Actually Paid Amount	406,144	692,260	812,131
PEOs and Non-PEOs
Pay vs Performance Disclosure
Total Shareholder Return Amount	27.16	42.81	79.87
Peer Group Total Shareholder Return Amount	288.34	201	167
Net Income (Loss)	$ (29,724,000)	$ (54,308,000)	$ (36,622,000)
Company Selected Measure Amount	0.176	0.224	0.224
PEO | Camillo Martino | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Camillo Martino | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Camillo Martino | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(551,100)
PEO | Camillo Martino | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	404,764
PEO | Camillo Martino | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Camillo Martino | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Camillo Martino | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,410)
PEO | Camillo Martino | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Camillo Martino | Above-Market Non-Qualified Deferred Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Young-Joon Kim | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,053)
PEO | Young-Joon Kim | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Young-Joon Kim | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,779,033)
PEO | Young-Joon Kim | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,346
PEO | Young-Joon Kim | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(263,693)
PEO | Young-Joon Kim | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,602
PEO | Young-Joon Kim | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,031)
PEO | Young-Joon Kim | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(336,860)
PEO | Young-Joon Kim | Above-Market Non-Qualified Deferred Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Other Non-Peo NEOs | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,875)
Non-PEO NEO | Other Non-Peo NEOs | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Other Non-Peo NEOs | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(325,301)
Non-PEO NEO | Other Non-Peo NEOs | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,930
Non-PEO NEO | Other Non-Peo NEOs | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,729)
Non-PEO NEO | Other Non-Peo NEOs | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,938
Non-PEO NEO | Other Non-Peo NEOs | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,210)
Non-PEO NEO | Other Non-Peo NEOs | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,726)
Non-PEO NEO | Other Non-Peo NEOs | Above-Market Non-Qualified Deferred Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0